Significant Agreements - Summary of Weighted Average Assumptions Used to Determine Fair Value of Call Option Liability (Details) - One S R L [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Expected term	4 years	2 years
Expected Volatility	65.00%	62.00%
Expected dividend yield	0.0	0.000
Risk free interest rate	2.50%	0.70%
Estimated fair value of ownership interest	$ 5,623	$ 6,922
Exercise price of call option	$ 6,668	$ 6,806